Revenues - Narrative (Details)	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Norway
Disclosure of geographical areas [line items]
Percentage of entity's revenue	78.00%	75.00%	77.00%	77.00%	79.00%
USA
Disclosure of geographical areas [line items]
Percentage of entity's revenue	19.00%	22.00%	20.00%	20.00%	19.00%